1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Allison M. Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

May 21, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Lazard Active ETF Trust (File Nos. 333-285466 and 811-24041)

Dear Sir or Madam:

Enclosed for filing on behalf of Lazard Active ETF Trust (the “Trust”) is Post-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 3 to Trust’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering shares of Lazard Global Infrastructure ETF and Lazard US Systematic Small Cap Equity ETF, each a new series of the Trust. No fees are required in connection with this filing.

Please contact me at 212-698-3526 or Vince Nguyen at 212-698-3566 with any comments or questions concerning this filing.

Very truly yours,

/s/ Allison Fumai
Allison Fumai